Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11. RELATED PARTY TRANSACTIONS

We maintain various agreements and enter into certain transactions with affiliates. Prior to April 14, 2014 these affiliates owned the Previously Managed Hotels ( see Note 4 ), which were managed by LQM. The following is a discussion of these arrangements and resulting transactions from January 1, 2014 to April 14, 2014:

Management and Service Agreements

Hotel Management Agreements —Pursuant to hotel management agreements with affiliates of the Funds in existence prior to the IPO (“LQM Management Agreements”), LQM provided management services to the Previously Managed Hotels until the IPO, including supervision, direction, operation, management and promotion. The LQM Management Agreements would have expired in July 2027, but could have been terminated by either party at any time and for any reason and were terminated in connection with the IPO. Under the terms of the LQM Management Agreements, LQM was entitled to recover a management fee of 1.67% of gross operating revenue from the Previously Managed Hotels, as well as reimbursement for certain shared group costs.

Management fees earned by LQM from the Previously Managed Hotels, for the period from January 1, 2014 to April 14, 2014 were $0.2 million. These management fees are included within franchise and other fee-based revenues in the accompanying consolidated statements of operations.

In addition, in accordance with the LQM Management Agreements, LQM also provided certain group services for hotels it managed, including group and administrative services, information systems support, training, and other field services, and was reimbursed for the cost of providing these services. For the period from January 1, 2014 to April 14, 2014, LQM earned group services reimbursements from the Previously Managed Hotels of approximately $0.2 million. These fees are included within franchise and other fee-based revenues in the accompanying consolidated statements of operations.

Other Fees and Funding

Brand Marketing Fund (BMF) —We maintain the BMF on behalf of our franchisees and the hotel properties we own and manage, and we charge these hotels a fee of 2.5% of gross room revenue, which is then used by the BMF to fund national advertising promotions and campaigns. BMF fees collected from franchised and managed hotels, and the related expenses, are reflected as brand marketing fund revenues and expenses from franchise and managed hotels in the accompanying consolidated statements of operations.

Customer Loyalty Program —We administer a customer loyalty program, La Quinta Returns (“Returns”), and charge participating hotels a fee to administer the program equal to 5% of the Returns members’ eligible room rate per night. Returns fees collected from franchised and managed hotels are reflected within franchise and other fees-based revenues in the accompanying consolidated statements of operations. We recorded revenues related to Returns from the Previously Managed Hotels of approximately $0.3 million for the period from January 1, 2014 to April 14, 2014.

Trademark Licenses —In accordance with the LQM Management Agreements, we charged a royalty fee of 0.33% of the Previously Managed Hotels’ gross room revenues. For the period January 1, 2014 to April 14, 2014, royalty fees charged to the Previously Managed Hotels under these agreements were approximately $0.1 million. These royalty fees are reflected within franchise and other fee-based revenues in the accompanying consolidated statements of operations.

Other Arrangements

As of December 31, 2016 and December 31, 2015, approximately $81.6 million and $41.6 million, respectively, of the aggregate principal amount of our Term Facility was owned by affiliates of Blackstone. We make periodic interest and principal payments on such debt in accordance with its terms.

Blackstone Advisory Partners L.P., an affiliate of Blackstone, received aggregate compensation of approximately $3.0 million for acting as underwriter or co-manager in connection with financing transactions by us, including our IPO, during 2014. In addition, we engaged Blackstone Advisory Partners L.P. to provide certain financial consulting services in connection with the public offering of our common stock by certain stockholders in April 2015 and November 2014 for a fee of approximately $0.4 million and $0.5 million, respectively.

We also purchase products and services from entities affiliated with or owned by Blackstone. The fees paid for these products and services were approximately $4.9 million, $2.6 million and $2.8 million during years ended December 31, 2016, 2015, and 2014, respectively.